Fair Value Measurements - Schedule of company's carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying amount	$ 4,607,767	$ 5,445,524
Fair value	4,661,318	5,506,416
Term Loan G
Carrying amount	2,337,169	2,703,805
Fair value	2,390,720	2,769,645
7.125% Notes
Carrying amount		1,570,327
Fair value		1,544,976
5.750% Notes
Carrying amount	1,300,000
Fair value	1,300,000
Senior PIK Note
Carrying amount		1,171,291
Fair value		1,191,694
Senior Convertible PIK Notes, net of discount
Carrying amount	970,506
Fair value	970,506
Finance lease obligations
Carrying amount	92	101
Fair value	$ 92	$ 101